Deferred Payment Liability (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of deferred payment liability

	Debt host	Conversion option	Total
	$	$	$
Balance as at January 1, 2020	—	—	—
Deferred Payment to the Yamana Group (Note 10)	8,680	1,320	10,000
Change in fair value of Conversion option	—	1,693	1,693
Finance costs (1)	545	—	545
Interest paid	(179)	—	(179)
Balance as at December 31, 2020	9,046	3,013	12,059
Change in fair value of Conversion option	—	(1,425)	(1,425)
Finance costs (1)	966	—	966
Interest paid	(300)	—	(300)
Balance as at December 31, 2021	9,712	1,588	11,300
(1)Finance costs are calculated by applying the effective interest rate of 10.4% to the debt host.